UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F NT

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:      June 29, 2007

Check here if Amendment             (   ) Amendment Number:
This Amendment (Check only one.):   (   ) is a restatement
                                    (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  FBR Fund Advisers, Inc
Address:               1001 Nineteenth Street North
                       Arlington, VA  22209

13F File Number:

The Institutional Investment Manager filing this report and the person by whom it is Signed hereby represent that the person signing the report is authorized to submit it, That all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:             Sothara Chin
Title:            Chief Compliance Officer
                  FBR Advisers, Inc.
Phone:            703-469-1313

Signature, Place, and Date of Signing:



Sothara chin       Arlington, VA           August 10, 2007

Report Type (Check only one.):

(   )    13F HOLDINGS REPORT
( X )    13F NOTICE.
(   )    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


28-5254      Frieman, Billings, Ramsey Group, Inc.